Financial instruments	12 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial instruments

18. Financial instruments

The Company as part of its operations carries financial instruments consisting of cash, trade and other receivables, unbilled revenue, derivative assets, investment, trade and other payables, loan payables, long-term debt, lease obligations, and other long-term liabilities.

(a)	Fair value:

The Company’s financial assets and liabilities carried at fair value are measured and recognized according to a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities and the lowest priority to unobservable inputs. The three levels of fair value hierarchy are as follows:

●	Level 1:	Quoted prices in active markets for identical assets or liabilities.

●	Level 2:	Inputs other than quoted prices that are observable for the asset or liability.

●	Level 3:	Inputs for the asset or liability that are not based on observable market data.

The fair value of investments in SFF units are determined using Level 3 inputs (Note 20).

SOLARBANK CORPORATION

Notes to Consolidate Financial Statements

Years ended June 30, 2024 and 2023

(Expressed in Canadian Dollars)

18.	Financial instruments (continued)

The Company has variable interest rate loans with interest rate swap to effectively hedge the floating rate term loans into fixed rate arrangements by receiving floating rate and paying fixed rate payments (Note 15(3)). The fair value of the interest rate swap is based on discounting estimate of future floating rate and fixed rate cash flows for the remaining term of the interest rate swap. The fair value estimate is subject to a credit risk adjustment that reflects the credit risk of the Company and of the counterparty. The fair value of the interest rate swap are determined using Level 2 inputs.

The carrying amounts of cash, short-term investments, trade and other receivables, unbilled revenue, trade and other payables and loan payable approximate their fair values due to the short-term maturities of these items. The carrying amounts of long term debt, lease liabilities and other long-term liabilities approximate their fair value as they are discounted at the current market rate of interest.

(b)	Financial risk management:

(i)	Credit risk and economic dependence:

Credit risk is the risk of financial loss associated with the counterparty’s inability to fulfill its payment obligations. The Company has no significant credit risk with its counterparties. The carrying amount of financial assets net of impairment, if any, represents the Company’s maximum exposure to credit risk.

The Company has assessed the creditworthiness of its trade and other receivables and amount determined the credit risk to be low. Receivables from projects are from reputable customers with past working relations with the Company. IPP revenues are due from local government utility with high creditworthiness. Cash and short-term investment have low credit risk as it is held by internationally recognized financial institutions.

(ii)	Currency risk

The Company conducts business in Canada and United States and have subsidiaries operating in the same countries. The Company, and its subsidiaries, do not hold significant asset and liabilities denominated in foreign currencies. As a result, the Company has low currency risk.

(iii)	Concentration risk and economic dependence:

The outstanding accounts receivable balance is relatively concentrated with a few large customers representing majority of the value. See table below showing a few customers who account for over 10% of total revenue as well as customers who account for over 10% percentage of outstanding Accounts Receivable. Outstanding accounts payable balance is relatively concentrated with a few large customers representing majority of the value. See table below showing a few vendors who account for over 10% of total purchases as well as vendors who account for over 10% of outstanding accounts payable.

SOLARBANK CORPORATION

Notes to Consolidate Financial Statements

Years ended June 30, 2024 and 2023

(Expressed in Canadian Dollars)

18.	Financial instruments (continued)

June 30, 2024	Revenue	% of Total Revenue
Customer A	$6,550,519	11%
Customer C	$41,800,175	72%

June 30, 2023	Revenue	% of Total Revenue
Customer A	$8,687,175	47%
Customer B	$5,924,196	32%

June 30, 2024	Account Receivable	% of Account Receivable
Customer E	$531,456	48%

June 30, 2023	Account Receivable	% of Account Receivable
Customer A	$8,584,998	76%
Customer D	$1,537,357	14%

(iv)	Liquidity risk:

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company’s approach to managing liquidity risk is to ensure that it will have sufficient liquidity to meet liabilities when due by maintaining adequate reserves, banking facilities, and borrowing facilities. All of the Company’s financial liabilities are subject to normal trade terms.

The following are the remaining contractual obligations as at June 30, 2024

	Total	Less than one year	1-3 years	3 to 5 years	More than 5 years
Long-Term Debt Obligations	$4,827,398	$448,229	$925,426	$967,058	$2,486,685

Operating Lease Obligations	1,525,052	218,013	350,493	207,638	748,908

Loan payable	1,309,844	1,309,844

Other Long-term liabilities	431,140	431,140

Purchase Obligations	8,032,674	8,032,674	-	-	-

Accounts Payable and Accrued Liabilities	4,690,261	4,690,261	-	-	-

Total	$20,816,369	$15,130,161	$1,275,919	$1,174,696	$3,235,593

(v)	Interest rate risk:

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s long-term loan, obtained from acquisition of OFIT GM and OFIT RT, have a fixed rate which is achieved by entering into interest rate swap agreement.

The Company held the Geddes Loan which is subject to interest rate risk due to variable rate charged (Note 13). A change of 100 basis points in interest rates would have increased or decreased interest amount (added to the loan principal balance) of $13,100.